SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Effect of change in accounting principle (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents	$ 153,093	$ 153,060	$ 362,071
Restricted cash – current	22,009	10,184	534
Restricted cash – long-term	0	0	10,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	175,102	163,244	372,605	$ 371,984
Current assets	$ 284,529	331,941
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents		88,931	305,352
Restricted cash – current		15,449	20,272
Restricted cash – long-term		58,864	46,981
Total cash, cash equivalents and restricted cash shown in the statement of cash flows		163,244	372,605
Current assets		273,077
Revision of Prior Period, Adjustment [Member] | Change In Restricted Cash
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash and cash equivalents		64,129	56,719
Restricted cash – current		(5,265)	(19,738)
Restricted cash – long-term		(58,864)	(36,981)
Total cash, cash equivalents and restricted cash shown in the statement of cash flows		0	$ 0
Current assets		$ 58,864